1660 Lincoln Street Suite 1900 Denver, CO 80264 303-830-1776
_______________
Facsimile 303-894-9239
www.pattonboggs.com

January 26, 2007

Alan L. Talesnick 303-894-6378 atalesnick@pattonboggs.com
VIA EDGAR AND OVERNIGHT COURIER
Mr. Jeffrey P. Riedler
Division of Corporation Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0405

Re:	Chembio Diagnostics, Inc.
Amendment No. 2 to Registration Statement on Form SB-2
File Number 333-138266
Dear Mr. Riedler:
     On behalf of Chembio Diagnostics, Inc. (the “Company”), please find enclosed the Company’s second amendment to its Amendment No. 1 to Registration Statement on Form SB-2, filed with the Securities and Exchange Commission on January 5, 2007.
     Three copies of this Amendment No. 2 to Registration Statement on Form SB-2, which have been marked to show the changes made from the Amendment No. 1 to Registration Statement on Form SB-2 filed on January 5, 2007, are being provided supplementally for the Staff’s convenience. All responses have been provided to us by the Company.

January 26, 2007

     If you have any further questions, do not hesitate to contact me at (303) 830-1776 or Lawrence Siebert at (631) 924-1135.

Very truly yours, PATTON BOGGS LLP
By:	/s/ Alan L. Talesnick
Alan L. Talesnick

cc:	Chembio Diagnostics, Inc.
c/o Lawrence A. Siebert, Chief Executive Officer
c/o Richard Larkin, Chief Financial Officer